Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

Note 15 - Subsequent Events

On April 9, 2020, in exchange for an additional loan of $500,000 made by the Investor to the Company to further cover the Company’s working capital needs, the Company amended and restated the Note to reflect a new principal amount of $1,000,000 (the “A&R Note”). The A&R Note bears simple interest at a rate of 12% per annum. The Investor is an affiliate of FWHC Holdings, LLC, a pre-existing shareholder of the Company, which served as lead investor in the Company’s recent Series D Convertible Preferred Stock Offering. As discussed further below in “Note Purchase Agreement”, this A&R Note was further amended and superseded by an April Secured Note in the amount of $1,000,000 issued by the Company to the Investor.

Note Purchase Agreement

On April 17, 2020, and in subsequent April closings, the Company entered into a Secured Convertible Note and Warrant Purchase Agreement (the “April SPA”) with thirty three investors (the “Purchasers”) pursuant to which the Company received an aggregate of $2,835,195 in gross proceeds through the sale to the Purchasers of Secured Convertible Promissory Notes (the “April Secured Notes”) and warrants (the “April Warrants”) to purchase shares of common stock of the Company (the “April Offering”). The proceeds of the April Offering will be used for working capital and general corporate purposes. The April Offering resulted in the issuance of April Secured Notes to Purchasers in an aggregate principal amount of $3,835,195. This sum included the issuance by the Company to the Investor of an April Secured Note in the amount of $1,000,000 to amend and supersede the A&R Note previously issued by the Company to the Investor on April 9, 2020. Additionally, in connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020, which was originally issued in 2018 and assumed in the Merger and which was purchased by the Investor from its original holder, George Hawes, on March 27, 2020 (the “Hawes Note”). The Hawes Notes had a principal amount of $424,615 as of March 31, 2020 and December 31, 2019. The amendment to the Hawes Note among other things, eliminates the requirement that the Company make monthly payments of accrued interest. The Hawes Note is expected to convert into shares of preferred stock of the Company offered for purchase at the Qualified Financing at the closing of the Qualified Financing.

As part of the April Offering, the holders of certain existing warrants issued by the Company which contained anti-dilution price protection entered into agreements terminating all anti-dilution price protection in their warrants. The Company intends to implement a one-time reduction of the exercise price of such warrants to be equal to the price per share at which shares of preferred stock are offered for purchase at the Qualified Financing once that price has been established.

Debt and Other Obligations

On April 23, 2020, Horne Management, LLC agreed to convert the short-term notes, related parties totaling $1,635,000 as of March 31, 2020 plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock with such conversion to be effective as of April 17, 2020. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.

The description of the April SPA, the April Secured Note, the April Warrant, the Security Agreement, the Intellectual Property Security Agreement and the Amendment to William Horne Employment Agreement and the Hawes Note, are each qualified in their entirety by the full text of such agreements which are filed as Exhibits to the Annual Report on Form 10-K.

On April 29, 2020, the Company issued a promissory note in the principal amount of $809,082 to the Bank of Tampa in connection with a loan in such amount made under the Payroll Protection Program (“PPP Loan”). The PPP Loan bears interest at a rate of 1% per annum and is payable in eighteen monthly payments of $45,533 commencing six months from the date of the note on November 29, 2020. While the note is dated April 29, 2020, the loan was not formally approved and funded until May 7, 2020.

The Company can apply for loan forgiveness in an amount equal to the sum of the following costs incurred by the Company:

1) payroll costs;

2) any payment of interest on covered mortgage obligations;

3) any payment on a covered rent obligation; and

4) any covered utility payment

The amount forgiven will be calculated (and may be reduced) in accordance with the Paycheck Protection Program. Not more than 25% of the amount forgiven can be attributed to non-payroll costs.

On May 7, 2020, William Horne, the Company’s CEO and Chairman resigned as CEO effective when the Company finds a suitable replacement who has more FDA experience. Until such successor is retained, Mr. Horne will remain as the CEO. Mr. Horne’s resignation does not go to his position as Chairman of the Board or as a Director. The resignation was not as a result of any disagreement with the Company or its policies and practices.

The Company has evaluated subsequent events occurring through the date that the financial statements were available to be issued for events requiring recording or disclosure in the March 31, 2020 consolidated financial statements.

Note 16 - Subsequent Events

COVID-19 has adversely affected the Company’s financial condition and results of operations. The impact of the COVID-19 outbreak on the businesses and the economy in the U.S. and the rest of the world is, and is expected to continue to be, significant. The extent to which COVID-19 outbreak will impact business and the economy is highly uncertain and cannot be predicted. Accordingly, the Company cannot predict the extent to which its financial condition and results of operation will be affected. The Company recently has taken steps to protect its vulnerable patient base (elderly patients suffering from chronic lung disease) by cancelling all treatments effective March 23, 2020 through at least the end of July. This decision has put significant financial strain on the Company. The Company made the decision in late March, to layoff approximately 40% of its employee base, including corporate and clinical employees and to cease operations at the LHI clinics in Tampa, Scottsdale, Pittsburgh, and Dallas. The Company will reevaluate when operations will recommence at these clinics as more information about COVID-19 becomes available.

The Company believes these expense reductions are necessary during the unexpected COVID-19 pandemic. Due to COVID-19, the Company is not expecting to be able to generate revenue until, at the earliest, August 2020. The Company has contacted its patients that are scheduled to come in for treatment, both first time patients and recurring patients, and have rescheduled these patients to August 2020. There is no guarantee that the Company will be able to treat patients as soon as August 2020; as such, the Company cannot estimate when it will be safe to treat patients and generate revenue. The Company’s fourth quarter 2019 revenue was approximately $1.8 million. The Company expects that the first quarter will be substantially less than the fourth quarter 2019 and future quarters’ revenue is dependent on the timing for being able to treat patients again. The Company will continue to focus on its goal of taking the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. The Company is currently evaluating if its protocol has the potential to help people affected by COVID-19, but more research will need to be completed before a definitive conclusion can be reached.

With the Company’s revenue-generating activities suspended, the Company will need to raise cash from debt and equity offerings to continue with its efforts to take the L-CYTE-01 protocol to the FDA for treatment of chronic lung diseases. There can be no assurance that the Company will be successful in doing so.

In January 2020, the Company closed on an additional $100,000 in the Series D SPA.

On March 27, 2020 and April 9, 2020, the Company issued a Note, each one in the principal amount of $500,000 to the Investor for a total of $1,000,000 in exchange for loans in such amount to cover working capital needs. Each Note bears simple interest at a rate of 8% per annum. The Investor is an affiliate of a pre-existing shareholder of the Company having been the lead investor in the Company’s recent Series D Convertible Preferred Stock Offering.

On April 17, 2020 and in subsequent closings occurring after April 17, 2020, the Company entered into a Secured Convertible Note and Warrant Purchase Agreement (the “April SPA”) with investors (the “Purchasers”) pursuant to which the Company received an aggregate of $2,835,195 in gross proceeds through the sale to the Purchasers of Secured Convertible Promissory Notes (the “April Secured Notes”) and warrants (the “April Warrants”) to purchase shares of common stock of the Company (the “April Offering”). After taking into account the subsequent closings occurring after April 17, 2020, an aggregate of thirty-three Purchasers participated in the April Offering by purchasing April Secured Notes and April Warrants. The proceeds of the April Offering will be used for working capital and general corporate purposes. As part of the April Offering, the Notes previously issued by the Company to the Investor on March 27, 2020 and April 9, 2020 were amended and superseded by an April Secured Note in the amount of $1,000,000 issued to the Investor. For further discussion of the April SPA, refer to Note 2 - “Liquidity, Going Concern and Management’s Plans” and Note 16 - “Subsequent Events” to the consolidated financial statements in the Company’s Annual Report on Form 10-K for year ended December 31, 2019 as amended on Form 10-K/A. Additionally, in connection with the April Offering, the Company entered into an amendment with the Investor with respect to the outstanding 12% Senior Secured Convertible Note due September 30, 2020, which was originally issued in 2018 and assumed in the Merger and which was purchased by the Investor from its original holder, George Hawes, on March 27, 2020 (the “Hawes Note”). The Hawes Notes had a principal amount of $424,615 as of March 31, 2020 and December 31, 2019. The amendment to the Hawes Note among other things, eliminates the requirement that the Company make monthly payments of accrued interest. The Hawes Note is expected to convert into shares of preferred stock of the Company offered for purchase at the Qualified Financing at the closing of the Qualified Financing.

As part of the April Offering, the holders of certain existing warrants issued by the Company which contained anti-dilution price protection entered into agreements terminating all anti-dilution price protection in their warrants. The Company intends to implement a one-time reduction of the exercise price of such warrants to be equal to the price per share at which shares of preferred stock are offered for purchase at the Qualified Financing once that price has been established.

Debt and Other Obligations

The short-term notes, issued by the Company during 2019, as of March 31, 2020 and December 31, 2019 consist of five loans, totaling $1,635,000, made to the Company by Horne Management, LLC, controlled by Chief Executive Officer, William E. Horne. These were advanced for working capital purposes and had the terms as indicated below. The loans bear interest ranging from 5.5% to 12%, in some cases increasing to 15% if not paid by the respective maturity date ranging from March 26, 2020 to May 13, 2020. Some of these loans provided for the issuance of warrants at 114% warrant coverage if the loan was not repaid within two months. None of these loans have been repaid and 840,000 warrants have been issued at an exercise price of $0.75 per share. On April 17, 2020, Horne Management, LLC agreed to convert the related notes plus accrued interest into (i) 4,368,278 shares of common stock of the Company and (ii) a ten-year warrant to purchase up to an equivalent number of shares of the Company’s common stock. This warrant will have an exercise price equal to the price per share at which securities are offered to investors for purchase at the Qualified Financing, which such price has not yet been established, and is exercisable beginning on the day immediately following the earlier to occur of (x) the closing of the Qualified Financing and (y) November 1, 2020. If the Qualified Financing does not occur on or prior to October 31, 2020, the exercise price of the warrant will be equal to the price per share obtained by dividing $3,000,000 by the number of fully diluted shares of the Company outstanding on October 31, 2020.

The proceeds of the April Offering will be used for working capital and general corporate purposes. The April Offering resulted in the issuance of an aggregate of $2,812,445 in Secured Convertible Promissory Notes (the “April Secured Notes’). The April Secured Notes bear interest at 12% per annum and have a maturity date of October 31, 2020. The April Secured Notes are secured by all of the Company’s assets pursuant to a security agreement and an intellectual Property Security Agreement which are included as Exhibits to this Annual report on Form 10-K. The conversion price of the April Secured Notes shall be equal to the lesser of (i) the price per share paid by an investor, in the Qualified Financing (as defined below) for such new securities and (ii) the price per share obtained by dividing (x) $3,000,000 by the number of fully diluted shares outstanding immediately prior to the Qualified Financing. Qualified Financing is defined as an offering of preferred stock of at least $3.6 million, exclusive of the conversion of any April Secured Note or the Backstop Commitment (as defined below), at a price of at least $0.01279 per share. The obligations on the April Secured Notes are guaranteed by each of the Company’s subsidiaries. FWHC Bridge, LLC, which is an affiliate of FWHC, who has acted as our lead investor in the last several financing transactions and was the lender of the $1,000,000 loaned to the Company in March and April, was the lead investor in the April Offering purchasing $1,535,570 of April Secured Notes. YPH Holdings, LLC, which is an affiliate of Michael Yurkowsky, who is a Director of the Company, purchased $25,000 of April Secured Notes on the same terms as all other investors

Each Purchaser received a warrant to purchase 100% of the aggregate number of shares of common stock into which such Purchaser’s April Secured Note may ultimately be converted, except that the holders of the Notes issued in March and April in the total amount of $1,000,000 received warrants to purchase up to 200% of the aggregate number of shares of Common stock into which such Note may ultimately be converted The April Warrants have an exercise price equal to the purchase price in the Qualified Offering.

The April SPA provides a commitment on the part of each Purchaser to agree to invest an identical amount (as purchased in the April Offering) in the Qualified Offering as a backstop commitment (the “Backstop Commitment”). The Qualified Offering is contemplated to be made in the form of a rights offering to holders of all of the Company’s common stock. Accordingly, in the event that any stockholders do not participate in the Qualified Offering, their purchase would be filled by the Purchasers on a pro rata basis. In the event that any Purchaser fails to fulfil its Backstop Commitment then the April Warrants issued to such Purchaser in the April Offering will be cancelled.

In connection with the April Offering, the Company’s CEO Bill Horne entered into an amendment letter to his employment agreement which provides that his salary will be reduced to $0 per month; provided that on the date that the Company receives FDA approval to commence clinical trials for its products, Mr. Horne’s salary will be increased to a total of $18,750 per month (i.e. $225,000 per annum). Mr. Horne also agreed to subordinate the promissory notes owed to him by the Company to the April Secured Notes.

The description of the April SPA, the April Secured Note, the April Warrant, the Security Agreement, the Intellectual Property Security Agreement and the Amendment to William Horne Employment Agreement and the Hawes Note, are each qualified in their entirety by the full text of such agreements which are filed as Exhibits to this Annual Report on Form 10-K as amended on Form 10-K/A